Insurance business - Present value of future undiscounted cash flows (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	£ 19,539	£ 18,776
Remaining contractual service margin	947	1,131
Due within 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	647	242
Remaining contractual service margin	94	106
1-2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	660	320
Remaining contractual service margin	86	97
2-3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	644	335
Remaining contractual service margin	78	89
3-4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	607	328
Remaining contractual service margin	71	82
4-5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	551	309
Remaining contractual service margin	65	75
5-10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	1,822	995
Remaining contractual service margin	246	292
10-20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	13	40
Remaining contractual service margin	237	292
Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	14,595	16,207
Remaining contractual service margin	70	98
Life direct participating and Investment DPF contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	19,419	18,677
Remaining contractual service margin	772	948
Life direct participating and Investment DPF contracts | Due within 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	614	196
Remaining contractual service margin	66	78
Life direct participating and Investment DPF contracts | 1-2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	660	327
Remaining contractual service margin	62	74
Life direct participating and Investment DPF contracts | 2-3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	648	343
Remaining contractual service margin	59	70
Life direct participating and Investment DPF contracts | 3-4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	612	336
Remaining contractual service margin	55	66
Life direct participating and Investment DPF contracts | 4-5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	555	316
Remaining contractual service margin	51	61
Life direct participating and Investment DPF contracts | 5-10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	1,809	1,004
Remaining contractual service margin	204	248
Life direct participating and Investment DPF contracts | 10-20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(15)	7
Remaining contractual service margin	208	261
Life direct participating and Investment DPF contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	14,536	16,148
Remaining contractual service margin	67	90
Life other contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	120	99
Remaining contractual service margin	175	183
Life other contracts | Due within 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	33	46
Remaining contractual service margin	28	28
Life other contracts | 1-2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	0	(7)
Remaining contractual service margin	24	23
Life other contracts | 2-3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(4)	(8)
Remaining contractual service margin	19	19
Life other contracts | 3-4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(5)	(8)
Remaining contractual service margin	16	16
Life other contracts | 4-5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(4)	(7)
Remaining contractual service margin	14	14
Life other contracts | 5-10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	13	(9)
Remaining contractual service margin	42	44
Life other contracts | 10-20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	28	33
Remaining contractual service margin	29	31
Life other contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	59	59
Remaining contractual service margin	£ 3	£ 8